Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Incross Co Ltd [Member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Incross Co., Ltd.
Location	5 th floor, 1926, Nambusunhwan-ro, Gwanak-gu, Seoul, Korea
CEO	Lee, Jae-won
Industry	Media representative business

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	53,722

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		17,400
Short-term financial instruments		24,941
Accounts receivable — trade and other		67,259
Property and equipment, net		2,411
Intangible assets, net		2,709
Other assets		9,254
Accounts payable — trade and other		(57,309)
Other liabilities		(1,984)

		64,681

III. Non-controlling interests:		40,592

IV. Goodwill(I - II+III)	￦	29,633

Id Quantique SA [member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	id Quantique SA
Location	3, CHEMIN DE LA MARBRERIE, 1227 CAROUGE, SWITZERLAND
CEO	Gregoire Ribordy
Industry	Quantum information and communications industry

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	55,249
Existing shares(financial assets at FVOCI) at fair value		3,965

		59,214

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,538
Accounts receivable — trade and other		13,609
Inventories		2,003
Property and equipment, net		415
Intangible assets, net		7,566
Other assets		447
Accounts payable — trade and other		(1,569)
Other liabilities		(2,880)

		21,129

III. Non-controlling interests:		9,290

IV. Goodwill(I - II+III)	￦	47,375

Life and Security Holdings Co., Ltd. [member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Life & Security Holdings Co., Ltd.
Location	323, Incheon tower-daero, Yeonsu-gu, Incheon, Korea
CEO	Choi, Jin-hwan
Industry	Holding company of subsidiaries in security business

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	696,665

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		101,896
Accounts receivable — trade and other		40,241
Inventories		2,440
Property and equipment, net		427,752
Intangible assets, net		1,019,503
Other assets		3,956
Accounts payable — trade and other		(296,660)
Borrowings		(1,744,839)
Deferred tax liabilities		(229,207)
Other liabilities		(158,042)

		(832,960)

III. Non-controlling interests:		(374,588)

IV. Goodwill(I - II+III)	￦	1,155,037

SK Infosec Co., Ltd. [member]
Statement [LineItems]
Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date

(In millions of won)	Amount
I. Considerations transferred:
Treasury shares of the Parent Company(*)	￦	281,151

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		30,762
Accounts receivable — trade and other		62,448
Inventories		1,293
Property and equipment, net		8,047
Intangible assets, net		5,528
Other assets		79,951
Accounts payable — trade and other		(38,431)
Other liabilities		(20,003)

		129,595

III. Deduction of capital surplus and others (I — II)	￦	151,556

Broadband Nowon Co., Ltd. [member]
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Broadband Nowon Co., Ltd.
Location	21, 81gil, Dobong-ro, Gangbuk-gu, Seoul, Korea
CEO	Yoo, Chang-Wan
Industry	Cable broadcasting services

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	10,421

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		18,106
Accounts receivable — trade and other		1,122
Property and equipment, net		1,784
Intangible assets, net		360
Other assets		595
Accounts payable — trade and other		(1,351)
Other liabilities		(336)

		20,280

III. Non-controlling interests:		9,126

IV. Gain on bargain purchase (I - II+III)	￦	(733)

SK Broadband Co., Ltd. [member]
Statement [LineItems]
Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(i)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Fair value of shares of SK Broadband Co., Ltd.	￦	862,147
Fair value of derivative liability(*1)		320,984

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		110,644
Short-term financial instruments		6
Accounts receivable — trade and other		66,241
Prepaid expenses		36,324
Contract assets		14,033
Long-term investment securities		6,239
Investments in associates and joint ventures		13,637
Property and equipment, net		245,654
Intangible assets, net(*2)		423,515
Other assets		3,261
Deferred tax assets		1,296
Accounts payable — trade and other		(105,179)
Contract liabilities		(1,674)
Income tax payable		(18,065)
Provisions		(2,755)
Defined benefit liabilities		(30)
Other liabilities		(15,655)

	￦	777,492

III. Goodwill(I - II)		405,639

(*1)
The Parent Company has recognized fair value of obligations and rights in connection with the shareholders’ agreement with the acquiree’s shareholders as consideration for the business combination. (See note 22)

(*2)
Identifiable intangible asset recognized by the Group in the business combination included customer relationships related to Tbroad Co., Ltd. and Tbroad Dongdaemun Broadcasting Co., Ltd. measured at fair value on the date of merger amounting to ￦374,019 million. Fair value of the customer relationships was estimated based on the multi-period excess earnings method (“MPEEM”). MPEEM is a valuation technique under income approach which estimates fair value by discounting the expected future excess earnings attributable to an intangible asset using risk adjusted discount rate. The following table shows the details of valuation technique used in measuring fair values as well as the significant unobservable inputs used.

ADT CAPS Co., Ltd. [member]
Statement [LineItems]
Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date
(i)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	8,047

II. Fair value of identifiable assets acquired and liabilities assumed:
Accounts receivable — trade and other		6,787
Property and equipment, net		363
Intangible assets, net		6,460
Other assets		4
Accounts payable — trade and other		(5,306)
Defined benefit liabilities		(1,227)
Deferred tax liabilities		(1,554)
Other liabilities		(372)

		5,155

III. Goodwill (I - II)	￦	2,892